Cover Page	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Quantum Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2665054
Entity Address, Address Line One	10770 E. Briarwood Avenue
Entity Address, State or Province	Centennial,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
Local Phone Number	944-4000
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	QMCO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000709283
Amendment Flag	false
Entity File Number	001-13449
City Area Code	(408)